ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SUMMARY OF ACCRUED LIABILITIES
	As of December 31,
	2022	2021

Employee-related liabilities	$1,372	$1,031
Other current liabilities	298	396
	$1,670	$1,427